Resource Management, Acquisitions and Other Commercial Events	12 Months Ended
Dec. 31, 2014
Resource Management, Acquisitions and Other Commercial Events [Abstract]
Resource Management, Acquisitions and Other Commercial Events
Resource Management, Acquisitions and Other Commercial Events
Coal Supply Agreement
During April 2014, the Company finalized pricing under a sales agreement for one of its Powder River Basin Mining segment customers. As a result of that agreement, the Company recognized additional contract revenue and sales-related expenses totaling $33.5 million and $6.4 million, respectively, during the year ended December 31, 2014 and will continue to realize higher prices for coal supplied pursuant to that agreement.
Divestitures
In January 2014, the Company sold a non-strategic exploration tenement asset in Australia in exchange for cash proceeds of $62.6 million. The Company had previously recorded an impairment charge in December 2013 to write down the carrying value of that asset to its fair value as discussed in Note 2. "Asset Impairment and Mine Closure Costs." Accordingly, there was no gain or loss recognized on the disposal during the year ended December 31, 2014.
In December 2014, the Company sold non-strategic coal reserves located in Kentucky in exchange for cash proceeds of $29.6 million. The Company recognized a gain on sale of $13.6 million related to the transaction, which was classified in "Net gain on disposal or exchange of assets" in the consolidated statement of operations for the year ended December 31, 2014.
In 2013, the Company received proceeds of $70.0 million and recognized a gain of $40.3 million for a similar transaction related to non-strategic coal reserves and surface lands located in Kentucky.
Joint Venture
In 2014, the Company agreed to establish an unincorporated joint venture project with Glencore plc (Glencore), in which each party will hold a 50% interest, to combine the existing operations of the Company's Wambo Open-Cut Mine in Australia with the adjacent coal reserves of Glencore's United Mine. The Company expects the project to result in several operation synergies, including improved mining productivity, lower per-unit operating costs and an extended mine life. The joint venture operations are expected to commence in 2017, subject to substantive contingencies, including the requisite regulatory and permitting approvals. At such time as those contingencies have been resolved or are no longer considered to be substantive, the Company will account for its beneficial interest in the combined operations at fair value.
Acquisition
Included in the Company's acquisition of PEA-PCI was a receivable from MCG Coal Holdings Pty Ltd (MCGH) that was initially measured based on the amount PEA-PCI loaned to MCGH. PEA-PCI had previously agreed to convert its receivable for a 90% equity interest in MCGH. The transaction was initially expected to be completed in May 2011. However, non-performance by a third party to the transaction resulted in PEA-PCI commencing litigation. The original loan balance was classified as a receivable pending the outcome of the legal proceedings. The loan receivable was subsequently adjusted downward during the measurement period based on the completion of a third-party valuation appraisal on the underlying net assets of MCGH, which were substantially comprised of mineral rights. In January 2012, the court ruled that the outstanding loan balance be converted to a 90% equity interest in MCGH, resulting in consolidation of MCGH and recognition of noncontrolling interests of $39.0 million at conversion. In June 2012, the Company acquired the remaining noncontrolling interests in MCGH for total consideration of $49.8 million. This acquisition was accounted for as an equity transaction as the Company previously maintained control of MCGH. Accordingly, the Company recorded a decrease to additional paid-in capital of $10.8 million related to this transaction, representing the difference between the consideration paid and the carrying value. As described in the foregoing "Divestitures" section, the Company completed the sale of the related exploration tenement in January 2014.